Schedule of maturity analysis (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments		$ 531,492		$ 529,726
Less: Unearned interest		(31,184)		(28,191)
Present value of lease liabilities		500,308		501,535
Trade and other payables		175,599		139,240
Current liabilities		5,055,579		2,982,923
Alps Global Holding Berhad [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments		329,071		350,528
Present value of lease liabilities		329,071		350,528
Trade and other payables		175,599		139,240
Alps Global Holding Berhad [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments		202,421		179,198
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	$ 825,675		$ 317,519
Less: Unearned interest	(17,229)		(13,041)
Present value of lease liabilities	808,446		304,478
Trade and other payables	470,553		521,034
Current liabilities	7,094,623		3,484,796
Alps Life Science Inc [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	147,961		166,761
Present value of lease liabilities	145,435		184,600
Trade and other payables	470,553		521,034
Alps Life Science Inc [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	$ 677,714		$ 150,758
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Trade and other payables		2,949,697		$ 317,243
Cilo Cybin Holdings Limited [member] | Contractual Liablities [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables		2,949,697
Loan from shareholders		516,039
Funds from proposed share subscription		7,729,503
Current liabilities		11,195,239
Cilo Cybin Holdings Limited [member] | Carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade and other payables		2,949,697
Loan from shareholders		516,039
Funds from proposed share subscription		7,729,503
Current liabilities		11,195,239
Cilo Cybin Holdings Limited [member] | Not later than one year [member] | Current Liablities [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables		2,949,697
Loan from shareholders		516,039
Funds from proposed share subscription		7,729,503
Current liabilities		11,195,239
Cilo Cybin Holdings Limited [member] | Later than three years and not later than five years [member] | Current Liablities [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Loan from shareholders
Funds from proposed share subscription
Current liabilities